Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Acquisitions

NOTE 2 — ACQUISITIONS

2011 Acquisitions

BakBone Software Incorporated – In January 2011, we acquired 100 percent of the voting equity interest of BakBone Software Incorporated ("BakBone"), a publicly-held provider of data protection software, for cash consideration of approximately $56 million. BakBone provides us with additional technologies and products to provide data protection solutions across heterogeneous physical, virtual and application-level environments.

The acquisition has been accounted for as a business combination and the purchase price was allocated primarily to goodwill and other intangible assets. Actual results of operations of BakBone are included in our consolidated financial statements from the date of acquisition. Our final allocation of the purchase price to assets and liabilities based upon fair value determinations was as follows (in thousands):

Current assets	$12,479
Acquired technologies with a weighted average useful life of 5.2 years	24,500
In-process research and development	400
Customer relationships with a useful life of 4.0 years	11,300
Trademarks and trade names with a useful life of 10.0 years	1,800
Goodwill	18,690
Deferred income tax assets – non-current	9,872
Other non-current assets	2,419
Current liabilities	(6,328)
Deferred revenue – current	(9,383)
Deferred revenue – non-current	(9,491)
Other long-term liabilities	(278)

Total purchase price	$55,980

The intangible assets will be amortized over the pattern in which the expected economic benefits of the intangible assets are realized, which in general is correlated with the cash flows generated from such assets. We acquired an in-process research and development ("IPR&D") project and the value assigned to the IPR&D was determined utilizing the income approach by determining cash flow projections relating to the project. We applied a discount rate of 28% to derive the value of the IPR&D project. The IPR&D project will be assessed for impairment until completed. Upon completion, the project will be amortized over its estimated useful life, as described above. The goodwill associated with this acquisition is reported within our Licenses, Maintenance Services and Professional Services segments of our business, and is not expected to be deductible for tax purposes. The goodwill allocation of 45% to Licenses, 52% to Maintenance Services and 3% to Professional Services is based on both historical and projected relative contribution from Licenses, Maintenance Services and Professional Services revenues. Goodwill results from expected synergies from the transaction, including complementary products that will enhance our overall product portfolio, and opportunities within new markets, which we believe will result in incremental revenue and profitability.

Smarsh, Inc. – In October 2011, we acquired a 60 percent voting equity interest in Smarsh, Inc. ("Smarsh"), a privately-held provider of secure and reliable email archiving solutions for message compliance and records retention, proactive litigation readiness, and mail server data management, for cash consideration of approximately $56 million. This acquisition was funded through our Wells Fargo line of credit. In connection with this acquisition, we obtained a right to purchase half of the 40 percent noncontrolling interest from the date of acquisition for a maximum redemption value of $26 million, and the minority shareholder was granted the right to require us to purchase half of the 40 percent noncontrolling interest, provided that we have not purchased any additional shares, from the first anniversary until the fifth anniversary of the acquisition date for a maximum redemption value of $22 million. This 20 percent noncontrolling interest is accounted for as redeemable noncontrolling interest because redemption is outside our control. As such, the redeemable noncontrolling interest is reported in the mezzanine section as temporary equity in our consolidated balance sheets. Furthermore, we have a right to acquire the remaining 20 percent noncontrolling interest for a purchase price to be determined by mutual agreement or by use of a third party valuation firm from the later of (1) the purchase of 20 percent noncontrolling interest per above and (2) the third anniversary of the acquisition date.

The acquisition has been accounted for as a business combination and the purchase price was allocated primarily to goodwill, other intangible assets and noncontrolling interest. Actual results of operations of Smarsh are included in our consolidated financial statements from the date of acquisition. Our preliminary allocation of the purchase price to assets and liabilities based upon fair value determinations was as follows (in thousands):

Current assets	$6,974
Acquired technologies with a useful life of 5 years	12,000
In-process research and development	1,900
Customer relationships with a useful life of 15 years	26,000
Trade names with a useful life of 10 years	2,400
Goodwill	48,281
Other non-current assets	4,958
Current liabilities	(2,017)
Deferred income tax liabilities – non-current	(18,040)
Other long-term liabilities	(36)
Redeemable noncontrolling interest	(13,836)
Noncontrolling interest	(13,022)

Total purchase price	$55,562

The preliminary allocation of purchase price for Smarsh was based upon valuation information and estimates and assumptions available at the time of filing. Our estimates and assumptions are subject to change and preliminary valuations are often finalized after a reporting period. The areas of the purchase price allocation that are still not finalized and are subject to change within the measurement period relate to the valuation of certain intangible assets, income taxes and the resulting goodwill.

The intangible assets will be amortized over the pattern in which the expected economic benefits of the intangible assets are realized, which in general is correlated with the cash flows generated from such assets. We acquired an in-process research and development ("IPR&D") project and the value assigned to the IPR&D was determined utilizing the income approach by determining cash flow projections relating to the project. We applied a discount rate of 13% to derive the value of the IPR&D project. The IPR&D project will be assessed for impairment until completed. Upon completion, the project will be amortized over its estimated useful life, as described above. The goodwill associated with this acquisition is reported within our Maintenance Services segment of our business, and is not expected to be deductible for tax purposes. Goodwill results from expected synergies from the transaction, including complementary products that will enhance our overall product portfolio, and opportunities within new markets, which we believe will result in incremental revenue and profitability.

The fair value of the redeemable noncontrolling interest and noncontrolling interest at acquisition date of approximately $14 million and $13 million, respectively, were estimated by applying the market approach. This fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 inputs under accounting guidance for measuring fair value. Key assumptions include a discount rate of 13 percent because of the lack of control and adjustments because of the lack of marketability that market participants would consider when estimating the fair value of the noncontrolling interest.

Other Acquisitions – We completed six other acquisitions during the year ended December 31, 2011. These acquisitions have been accounted for as business combinations. The aggregate purchase price for these transactions was approximately $130 million. The allocation of purchase price was primarily to goodwill and other intangible assets for approximately $80 million and $50 million, respectively. Actual results of operations of these acquisitions are included in our consolidated financial statements from the effective dates of the acquisitions.

The 2011 acquisitions individually, or in the aggregate, are not material, and therefore supplemental pro forma information is not presented for the years ended December 31, 2011 and 2010.

2010 Acquisitions

Völcker Informatik AG – In July 2010, we acquired 100 percent of the voting equity interest of Germany-based Völcker Informatik AG ("Völcker"), a privately held identity management solutions provider, for cash consideration of approximately $20.2 million. The acquisition further extends the Quest® One Identity Solution product portfolio. In connection with the acquisition, Quest also agreed to certain post-closing payments with a maximum potential payout of approximately $5.0 million paid over three years, of which $2.5 million relates to an earn-out contingent upon achieving certain sales targets and the remainder to retention bonuses tied to continued employment. The estimated fair value of the earn-out contingency of $2.0 million has been recorded as an accrual, making the total purchase price approximately $22.2 million.

The earn-out contingency requires payments of up to $2.5 million that will be due and payable if certain levels of revenues for Völcker products are met during the three-year period subsequent to the close of the acquisition. The fair value of the earn-out contingency was determined using the income approach with significant inputs that are not observable in the market. A key assumption is a discount rate consistent with our estimated pre-tax cost of debt. The expected outcomes were recorded at net present value. Subsequent changes in the fair value of the earn-out contingency will be recorded in earnings.

The acquisition has been accounted for as a business combination and the purchase price was allocated primarily to goodwill and other intangible assets. Actual results of operations of Völcker are included in our consolidated financial statements from the date of acquisition. Our final allocation of the purchase price to assets and liabilities based upon fair value determinations was as follows (in thousands).

Current assets	$2,823
Acquired technologies with a useful life of 4.5 years	5,416
Customer relationships with a useful life of 4.5 years	3,401
Goodwill	13,930
Other non-current assets	490
Current liabilities	(1,246)
Deferred income tax liabilities – non-current	(2,645)

Total purchase price	$22,169

The intangible assets will be amortized over the pattern in which the economic benefits of the intangible assets are being utilized, which in general reflects the cash flows generated from such assets. The goodwill associated with this acquisition is reported within our Licenses, Maintenance Services and Professional Services segments of our business, and is not expected to be deductible for tax purposes. The goodwill allocation of 50% to Licenses, 36% to Maintenance Services and 14% to Professional Services is based on both historical and projected relative contribution from Licenses, Maintenance Services and Professional Services revenues. Goodwill results from expected synergies from the transaction, including complementary products that will enhance our overall product portfolio, and opportunities within new markets, which we believe will result in incremental revenue and profitability.

Surgient, Inc. – In August 2010, we acquired 100 percent of the voting equity interest of Surgient, Inc. ("Surgient"), a privately held cloud management company for cash consideration of $35.0 million. The acquisition has been accounted for as a business combination and the purchase price was allocated primarily to goodwill and other intangible assets. Actual results of operations of Surgient are included in our consolidated financial statements from the date of acquisition. During the third quarter of 2011, as a result of finalizing our analysis of the Surgient pre-acquisition U.S. net operating loss carryovers and other deferred tax items, we recorded a purchase price adjustment that resulted in an increase of $6.1 million in goodwill and a decrease of $6.1 million in non-current deferred income tax assets. Management has concluded that this purchase price adjustment is not material and we did not revise comparative prior period information to reflect this adjustment. Our final allocation of the purchase price to assets and liabilities based upon fair value determinations was as follows (in thousands):

Current assets	$789
Acquired technologies with a useful life of 3.5 years	1,030
In-process research and development	120
Customer relationships with a useful life of 3.5 years	1,240
Goodwill	26,011
Deferred income tax assets – non-current	9,178
Other non-current assets	1,271
Deferred revenue – current	(2,943)
Other current liabilities	(1,124)
Deferred revenue – non-current	(572)

Total purchase price	$35,000

The intangible assets are amortized over the pattern in which the economic benefits of the intangible assets are being utilized, which in general reflects the cash flows generated from such assets. We acquired one in-process research and development ("IPR&D") project. The value assigned to the IPR&D project was determined utilizing the income approach by determining cash flow projections relating to the project. We applied a discount rate of 12% to determine the value of the IPR&D project. During the third quarter of 2011, certain intangible assets became impaired due to change of plans for certain products that were to include these technology assets. The impairment losses of $1.6 million were recorded in Cost of revenues and Amortization of other purchased intangible assets for $0.8 million each.

The goodwill associated with this acquisition is reported within our Licenses, Maintenance Services and Professional Services segments of our business, and is not expected to be deductible for tax purposes. The goodwill allocation of 55% to Licenses, 37% to Maintenance Services and 8% to Professional Services was determined based on both historical and projected relative contribution from Licenses, Maintenance Services and Professional Services revenues. Goodwill results from expected synergies from the transaction, including complementary products that were expected to enhance our overall product portfolio, and provide us with opportunities within new markets, which at the time of our acquisition we believed would result in incremental revenue and profitability.

The pro forma effects of all 2010 acquisitions individually, or in the aggregate, would not have been material to our results of operations for the years ended December 31, 2010 and 2009, and therefore are not presented.

2009 Acquisition

PacketTrap Networks, Inc. – In December 2009, we acquired all of the outstanding shares of PacketTrap Networks, Inc. ("PacketTrap"), a provider of enterprise class network and application management software, for purchase consideration of approximately $11.0 million. The acquisition of PacketTrap allows us to fill a technical gap in our existing product lines for the network management space and to bolster our focus and product offerings in the mid-market. The PacketTrap purchase agreement provides for earn-out contingency payments totaling up to $10.8 million contingent upon the achievement of certain PacketTrap sales targets. The fair value of the earn-out contingency at acquisition date of $4.0 million has been accrued for a total purchase price of $15.0 million.

The PacketTrap contingent consideration arrangement requires payments of up to $10.8 million that will be due and payable if certain criteria in relation to amounts billed to customers for PacketTrap products are met during the three-year period subsequent to the close of the acquisition. The fair value of the contingent consideration arrangement was determined using the income approach with significant inputs that are not observable in the market. Key assumptions include a discount rate consistent with the level of risk of achievement and probability of meeting those sales targets. The expected outcomes were recorded at net present value. Subsequent changes in the fair value of the liability were recorded in earnings. As of December, 31, 2011, and 2010, the estimated fair value of the earn-out contingency was $— million and $6.5 million, respectively (please refer to Note 16 – Fair Value Measurement for details).

The acquisition has been accounted for as a business combination and the purchase price was allocated primarily to other intangible assets and to the residual asset, goodwill. Actual results of operations of PacketTrap are included in our consolidated financial statements from the date of acquisition. Our final allocation of the purchase price to assets and liabilities based upon the fair value determinations was as follows (in thousands):

Current assets	$51
Acquired technologies with a useful life of 3.0 years	1,500
In-process research and development	1,100
Trade name with an indefinite useful life	800
Customer relationships	100
Non-compete agreements with a useful life of 3.0 years	650
Goodwill	9,985
Other non-current assets	875
Current liabilities	(61)

Total purchase price	$15,000

The intangible assets will be amortized over the pattern in which the economic benefits of the intangible assets are being utilized, which in general reflects the cash flows generated from such assets. We acquired one in-process research and development ("IPR&D") project. The value assigned to the IPR&D project was determined utilizing the income approach by determining cash flow projections relating to the project. We applied a discount rate of 21% to determine the value of the IPR&D project. During the fourth quarter of 2011, we identified the IPR&D as impaired due to change of plans for certain products that were to include these technology assets. The impairment losses of $1.1 million were recorded in Cost of revenues in our consolidated income statements.

The goodwill associated with this acquisition is reported within our Licenses, Maintenance Services and Professional Services segments of our business, and is not expected to be deductible for tax purposes. The goodwill allocation of 50% to Licenses, 47% to Maintenance Services and 3% to Professional Services is based on both historical and projected relative contribution from Licenses, Maintenance Services and Professional Services revenues. The goodwill results from expected synergies from the acquired business, including complementary products that will enhance our overall product portfolio, and opportunities within new markets, which we believe will result in incremental revenue and profitability.

The pro forma effects of PacketTrap would not have been material to our results of operations for the year ended December 31, 2009, and therefore are not presented.